Loan from Related Party (Details) - Bridge Loan [Member] - USD ($) $ in Thousands	Aug. 18, 2025	May 17, 2025
Loan from Related Party (Details) [Line Items]
Debt Instrument, Frequency of Periodic Payment		12-month
Debt Instrument, Issuance Date		May 17, 2025
Debt Instrument, Maturity Date, Description		repaid no later than one calendar year from the date of the agreement.
interest paid	$ 20
Epoch Partner Investments Limited [Member]
Loan from Related Party (Details) [Line Items]
Loan from related party		$ 2,000
Annual interest rate		4.10%